ACQUISITION OF MORNING STAR (Details) $ in Thousands		9 Months Ended	12 Months Ended
	Aug. 22, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) ¥ / $	Dec. 31, 2022 USD ($) ¥ / $	Dec. 31, 2021 USD ($)
ACQUISITION OF MORNING STAR
Foreign currency exchange rate | ¥ / $			7.0999	6.8972
Amortization expense			$ 2,436	$ 1,531	$ 785
Amortization of deferred tax liabilities			$ 3,263
Morning Star
ACQUISITION OF MORNING STAR
Percentage of ownership			100.00%
Morning Star
ACQUISITION OF MORNING STAR
Shares issued as consideration | shares	6,666,667
Fair value of share consideration	$ 49,100
Foreign currency exchange rate	7.2930
Morning Star | Morning Star
ACQUISITION OF MORNING STAR
Percentage of ownership	100.00%
Morning Star | Technology
ACQUISITION OF MORNING STAR
Amortization expense		$ 536
Amortization of deferred tax liabilities		$ 134